Operating context, presentation of consolidated financial statements and other information (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Notes and other explanatory information [abstract]
Effects on Assets	R$ 15,395
Tax Assets	15,395
Effects on Liabilities	38,488
Other Obligations (a)	38,488
Effects on comprehensive income	(27,931)
Other comprehensive results	(27,931)
Effects on the result	R$ 4,839